Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible Assets

7. Intangible Assets

Intangible assets consisted of the following:

	December 31, 2023	December 31, 2022
	US$	US$
Land use rights	4,222,682	752,887
Patents	28,170	28,997
Software	12,371	9,424
Trademarks	118,309	121,789
Total	4,381,532	913,097
Less: accumulated amortization	465,615	415,497
Intangible assets, net	3,915,917	497,600

Amortization expense was $62,149, $22,196 and $26,951 for the years ended December 31, 2023, 2022 and 2021, respectively. Hainan Guoxie spent $3.4 million in purchasing land use right for the year ended December 31, 2023 and the price was fully paid. The land will be used for manufacturing facility.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2024	$85,526
2025	85,526
2026	84,722
2027	84,454
2028	84,454
Thereafter	3,491,235
$3,915,917

As of December 31, 2023 and 2022, the Company pledged land use rights to secure bank borrowings to the Company as disclosed in Note 9.